Initial Public Offering and Over-Allotment (Details Narrative) - IPO [Member] - $ / shares	Nov. 08, 2021	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering, gross (in shares ) | shares	34,500,000
Shares issued, price per share	$ 10.00	$ 10.20
Number of shares in a unit	1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50